Note 18 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]

The Effect of Derivative Instruments for the years ended
December 31, 2018, 2019 and 2020
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2018	2019	2020
Interest rate swaps	$5,382	$(3,931)	$(8,129)
Reclassification to Interest and finance costs	74	(1,885)	1,323
Total	$5,456	$(5,816)	$(6,806)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2018	2019	2020
Non-hedging interest rate swaps	Loss on derivative instruments, net	$(436)	$(727)	$(2,283)
Forward contracts	Loss on derivative instruments, net	(112)	124	337
Total		$(548)	$(603)	$(1,946)